Document and Entity Information	Jan. 13, 2021
Cover [Abstract]
Entity Registrant Name	TWILIO INC
Amendment Flag	true
Entity Central Index Key	0001447669
Document Type	8-K/A
Document Period End Date	Jan. 13, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-37806
Entity Tax Identification Number	26-2574840
Entity Address, Address Line One	101 Spear Street
Entity Address, Address Line Two	First Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	390-2337
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	TWLO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On January 13, 2021, the Board of Directors (the “Board”) of Twilio Inc. (“Twilio”) appointed Deval Patrick to the Board as a Class III director. Mr. Patrick’s appointment to the Board was reported under Item 5.02 on Twilio’s Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on January 14, 2021 (the “Initial Form 8-K”). Committee assignments for Mr. Patrick had not been determined as of the filing of the Initial Form 8-K with the SEC. This Current Report on Form 8-K/A amends the Initial Form 8-K to disclose that on March 17, 2021, the Board of Twilio appointed Mr. Patrick to serve on the Compensation Committee of the Board effective April 1, 2021 to fill the vacancy created by Richard Dalzell’s resignation from the Compensation Committee effective April 1, 2021. The Board determined that Mr. Patrick meets all of the applicable requirements for service on the Compensation Committee.